Capitalized Software - Schedule of Capitalized Computer Software, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Research and Development [Abstract]
Software	$ 1,467,008	$ 1,324,275
Accumulated amortization	(1,056,747)	(665,183)
Total	$ 410,261	$ 659,092